Debt and credit facilities	12 Months Ended
Dec. 31, 2014
Debt and credit facilities [Abstract]
Debt and credit facilities

Note 8 - Debt and credit facilities

Total interest incurred amounted to $304, $260 and $61 for the years ended December 31, 2014, 2013 and 2012, respectively.

On December 31, 2013, the Company had short-term bank borrowings consisting of an unsecured bank loan of $4,101 (RMB25 million) drawn from a credit facility granted of RMB50 million by a local bank in the PRC. The loan was repaid in September 2014. The credit facility was guaranteed by Guanke (Fujian) Electron Technological Industry Co., Ltd. (“Guanke”), a former subsidiary of the Company, with an annual guarantee fee of $19. The remaining borrowings are accounts receivable sold with recourse to banks in Hong Kong, and fully settled prior to December 2014. The effective interest rates and the amounts outstanding under these lines of credit and agreements at December 31, 2014 and 2013 are presented in the following table. Such amounts are included in short-term loans in the accompanying consolidated balance sheets.

Total short-term loans were as follows:

	Interest	December 31,
	Rate(s)	2014	2013

Short-term bank loan	7.2%	$-	$4,101
Agreements for sale of receivables	1.6%-1.7%	-	2,633
Total short-term loans		$-	$6,734